Submission	Mar. 05, 2026
Submission [Line Items]
Central Index Key	0001855485
Registrant Name	Calidi Biotherapeutics, Inc.
Registration File Number	333-284229
Form Type	S-3
Submission Type	S-3MEF
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A